Other Commitments and Contingencies	12 Months Ended
Dec. 31, 2020
Commitments and Contingencies Disclosure [Abstract]
Other Commitments and Contingencies	Other Commitments and Contingencies
Unaoil Investigation. We previously disclosed that the DOJ, SEC, and the SFO had been conducting investigations of Unaoil, a Monaco based company, in relation to international projects involving several global companies, including KBR. The DOJ and SEC have informed us that their investigations with regard to KBR are now closed. The SFO has informed us that its KBR investigation is no longer focused on allegations of corruption involving Unaoil although some lines of inquiry remain under investigation. To the extent necessary, KBR will continue to cooperate with the authorities in their investigations.

Chadian Employee Class Action. In May 2018, former employees of our former Chadian subsidiary, Subsahara Services, Inc. ("SSI"), filed a class action suit claiming unpaid damages arising from the ESSO Chad Development Project for Exxon Mobil Corporation ("Exxon") dating back to the early 2000s. Exxon is also named as a defendant in the case. The SSI employees previously filed two class action cases in or around 2005 and 2006 for alleged unpaid overtime and bonuses.  The Chadian Labour Court ruled in favor of the SSI employees for unpaid overtime resulting in a settlement of approximately $25 million which was reimbursed by Exxon under its contract with SSI.  The second case for alleged unpaid bonuses was ultimately dismissed by the Supreme Court of Chad.

The current case claims $122 million in unpaid bonuses characterized as damages rather than employee bonuses to avoid the previous Supreme Court dismissal and a 5-year statute of limitations on wage-related claims.  SSI’s initial defense was filed and a hearing was held in December 2018.  A merits hearing was held in February 2019.  In March 2019, the Labour Court issued a decision awarding the plaintiffs approximately $34 million including a $2 million provisional award.  Exxon and SSI have appealed the award and requested suspension of the provisional award which was approved on April 2, 2019.  Exxon and SSI filed a submission to the Court of Appeal on June 21, 2019 and filed briefs at a hearing on February 28, 2020. The plaintiffs failed to file a response on March 13, 2020 and a hearing was scheduled for April 17, 2020. The hearing was postponed due to COVID-19 but took place on September 18, 2020. On October 9, 2020 the appellate court of Moundou awarded the plaintiffs approximately $19 million. SSI filed an appeal of this decision to the Chadian Supreme Court on December 28, 2020. SSI’s request for suspension on the enforceability of the award from the Chadian Supreme Court was granted on January 4, 2021 and therefore there is no current risk of enforcement of the judgment.
At this time, we do not believe a risk of material loss is probable related to this matter.  SSI is no longer an existing entity in Chad or the United States.  Further, we believe any amounts ultimately paid to the former employees related to this adverse ruling would be reimbursable by Exxon based on the applicable contract.

North West Rail Link Project. We participate in an unincorporated joint venture with two partners to provide engineering and design services in relation to the operations, trains and systems of a metro rail project in Sydney, Australia.  The project commenced in 2014 and during its execution encountered delays and disputes resulting in claims and breach notices submitted to the joint venture by the client.  Since November 2018, the client has submitted multiple claims alleging breach of contract and breach of duty by the joint venture in its execution of the services, claiming losses and damages of up to approximately $300 million Australian dollars.  We currently believe the gross of amount of claims significantly exceeds the client’s entitlement as well as the joint venture’s limits of liability under the contract and that claims will be covered by project-specific professional indemnity insurance subject to deductibles.

In August 2019, the client advised that it has filed legal proceedings in the Supreme Court of New South Wales to preserve its position with regards to statute of limitations.  The joint venture was served a notice of proceedings in November 2019 and an initial hearing was expected to occur in April 2020 but was postponed.  The client submitted an amended statement on May 28, 2020 claiming damages of $301 million Australian dollars but did not provide any detail to support that sum. KBR has a 33% participation interest in the joint venture and the partners have joint and several liability with respect to all obligations under the contract.  As of December 31, 2020, we have reserved an amount that is immaterial for this matter. However, it is reasonably possible that we may ultimately be required to pay material amounts in excess of reserves. At this time, fact discovery and expert review are still ongoing. Additionally, we have not received substantiation of the client’s alleged damages and therefore, a more precise estimate cannot be made at this time. The joint venture, joint venture insurers, and client are engaged in discussions concerning potential resolution of the claims.

Environmental

We are subject to numerous environmental, legal and regulatory requirements related to our operations worldwide. In the U.S, these laws and regulations include, among others: the Comprehensive Environmental Response, Compensation and Liability Act; the Resources Conservation and Recovery Act; the Clean Air Act; the Clean Water Act and the Toxic Substances Control Act. In addition to federal and state laws and regulations, other countries where we do business often have numerous environmental regulatory requirements by which we must abide in the normal course of our operations. These requirements apply to our business segments where we perform construction and industrial maintenance services or operate and maintain facilities.

We continue to monitor conditions at sites owned or previously owned. These locations were primarily utilized for manufacturing or fabrication work and are no longer in operation. The use of these facilities created various environmental issues including deposits of metals, volatile and semi-volatile compounds and hydrocarbons impacting surface and subsurface soils and groundwater. The range of remediation costs could change depending on our ongoing site analysis and the timing and techniques used to implement remediation activities. We do not expect that costs related to environmental matters will have a material adverse effect on our consolidated financial position or results of operations. Based on the information presently available to us the assessment and remediation costs associated with all environmental matters is immaterial and we do not anticipate incurring additional costs.

We had been named as a potentially responsible party in various clean-up actions taken by federal and state agencies in the U.S. All of these matters have been settled or resolved and as of December 31, 2020, we have not been named in any additional matters.

Existing or pending climate change legislation, regulations, international treaties or accords are not expected to have a short-term material direct effect on our business, the markets that we serve or on our results of operations or financial position. However, climate change legislation could have a direct effect on our customers or suppliers, which could impact our business. For example, our commodity-based markets depend on the level of activity of mineral and oil and gas companies and existing or future laws, regulations, treaties or international agreements related to climate change, including incentives to conserve energy or use alternative energy sources, which could impact our business if such laws, regulations, treaties or international agreements reduce the worldwide demand for minerals, oil and natural gas.  We continue to monitor developments in this area.
Insurance Programs

Our employee-related health care benefits program is self-funded. Our workers’ compensation, automobile and general liability insurance programs include a deductible applicable to each claim.  Claims in excess of our deductible are paid by the insurer. The liabilities are based on claims filed and estimates of claims incurred but not reported. As of December 31, 2020, liabilities for anticipated claim payments and incurred but not reported claims for all insurance programs totaled approximately $42 million, comprised of $14 million included in "Accrued salaries, wages and benefits," $3 million included in "Other current liabilities" and $25 million included in "Other liabilities" all on our consolidated balance sheets. As of December 31, 2019, liabilities for unpaid and incurred but not reported claims for all insurance programs totaled approximately $42 million, comprised of $14 million included in "Accrued salaries, wages and benefits," $2 million included in "Other current liabilities" and $26 million included in "Other liabilities" all on our consolidated balance sheets.